RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering services to the Plan, the Company, and certain others. Related party transactions included investments in the Aptar Stock Fund. At December 31, 2025 and 2024, the Plan had $21,183,428 and $29,911,370, respectively, invested in AptarGroup, Inc. common stock through an investment fund managed by the Trustee. The Plan held 173,692 and 190,397 shares of Employer stock as of December 31, 2025 and 2024, respectively. Dividends were paid on these shares in the amount of $325,929 during the year ended December 31, 2025. These transactions also qualify as party-in-interest transactions.
Additionally, certain plan investments are shares of mutual funds or collective trust funds managed by the Trustee or an affiliate of the Trustee; therefore, these transactions qualify as party-in-interest. Notes receivable from participants also reflect party-in-interest transactions. Fees paid by the participants to the Trustee for loan services and other participant-initiated transactions amounted to $84,484 for the year ended December 31, 2025. Fees paid by the Plan through plan forfeitures to the Trustee, Marquette Investment Manager, Sidley Austin LLP and BDO USA, P.C. for trustee and consulting fees, investment management fees, legal fees and auditing fees amounted to $30,145, $42,500, $2,001 and $34,404, respectively, for the year ended December 31, 2025. The Plan received a revenue credit from the Plan Trustee of $250,000 for the year ended December 31, 2025. The revenue credit from the Plan Trustee is used to pay plan expenses and any unused funds at year end are allocated to participant accounts. These transactions are not prohibited transactions as defined under ERISA.